Reconciliation of liabilities arising from financing activities	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Reconciliation of liabilities arising from financing activities	Reconciliation of liabilities arising from financing activities
The table below details changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or the future cash flows will be, classified in the Group's consolidated statements of cash flows from financing activities.

	Lease liabilities	Amount due to a related company	Total
As at January 1, 2024	$3,617,693	$7,668,097	$11,285,790
Finance costs	148,491	—	148,491
Financing cash flows	(2,541,362)	1,240,309	(1,301,053)
New lease entered	1,114,252	—	1,114,252
Termination of lease contract	(754,965)	—	(754,965)
Exchange adjustments	29,796	250,665	280,461
As at December 31, 2024	1,613,905	9,159,071	10,772,976
Finance costs	59,409	—	59,409
Financing cash flows	(1,329,298)	(3,292,674)	(4,621,972)
New lease entered	2,557,828	—	2,557,828
Waiver of amount due to a related company	—	(3,591,998)	(3,591,998)
Exchange adjustments	69,351	—	69,351
As at December 31, 2025	$2,971,195	$2,274,399	$5,245,594